Related Party Transactions (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Intel (China) Co., Ltd. [Member]
Related Party Transaction [Line Items]
Software services provided to			$ 9
Intel Asia-Pacific Research and Development Ltd. [Member]
Related Party Transaction [Line Items]
Software services provided to			79
Intel (China) Research Center Co., Ltd. [Member]
Related Party Transaction [Line Items]
Software services provided to			8
Cloudminds [Member]
Related Party Transaction [Line Items]
Software services provided to		1,373
Bluecap [Member]
Related Party Transaction [Line Items]
Loan from	3,273	1,059
Interest expense from loan from	211	12
Hareesh Ramanna [Member]
Related Party Transaction [Line Items]
Loan from		$ 22